Federated Hermes International Developed Equity Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—100.9%
		Australia—8.2%
2,677		ANZ Group Holdings Ltd.	$44,358
917		BHP Billiton Ltd.	28,030
568		Breville Group Ltd.	8,052
5,648		Grain Corp. Ltd.	29,861
6,803		Imdex Ltd.	10,749
2,931	[1]	Pilbara Minerals Ltd.	8,189
		TOTAL	129,239
		Belgium—0.7%
195		Anheuser-Busch InBev NV	11,824
		Denmark—4.0%
390		Novo Nordisk A/S	55,196
311		Vestas Wind Systems A/S	8,850
		TOTAL	64,046
		Finland—6.5%
1,728		Metso Outotec Oyj	18,404
646		Sampo Oyj, Class A	31,431
1,747		Stora Enso Oyj, Class R	24,703
572		Tieto Oyj	18,156
305		Valmet Corp.	10,067
		TOTAL	102,761
		France—9.8%
709		AXA SA	22,354
184		Edenred	10,372
349		Legrand SA	32,222
299	[1]	Renault SA	13,419
113	[1]	Silicon-On-Insulator Technologies (SOITEC)	16,839
1,097		Valeo SA	22,880
323		Vinci SA	36,803
		TOTAL	154,889
		Germany—4.5%
123		Adidas AG	18,414
128		Brenntag AG	9,666
116		Fresenius Medical Care AG & Co. KGaA	4,528
94		Merck KGaA	17,827
183		SAP SE	20,800
		TOTAL	71,235
		Hong Kong—3.8%
2,786		AIA Group Ltd.	29,517
200		Hong Kong Exchanges & Clearing Ltd.	8,017
1,486		Prudential PLC	22,612
		TOTAL	60,146
		Ireland—0.5%
236		Smurfit Kappa Group PLC	8,809
		Italy—4.5%
787		Prysmian SpA	30,258

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Italy—continued
2,005		UniCredit SpA	$41,023
		TOTAL	71,281
		Japan—22.1%
114		Daifuku Co.	6,204
500		Hitachi Ltd.	25,298
300		Honda Motor Co. Ltd.	7,776
300		Itochu Corp.	8,965
300		Kao Corp.	11,217
300		KDDI Corp.	8,782
700		Kurita Water Industries Ltd.	31,757
210		Kyocera Corp.	10,391
1,800		Mitsubishi Chemical Holdings Corp.	10,483
300		NEC Corporation	10,740
500		Nintendo Co. Ltd.	18,725
193		Nippon Telegraph & Telephone Corp.	5,595
200		Nitto Denko Corp.	12,043
300		Omron Corp.	16,181
2,600		Panasonic Holdings Corp.	22,664
400		Sony Group Corp.	33,359
100		Square Enix Holdings Co. Ltd.	4,453
900		T&D Holdings, Inc.	13,610
900		Toagosei Co. Ltd.	8,282
1,500		Tokio Marine Holdings, Inc.	31,841
2,000		Toyota Motor Corp.	27,176
230		Yaoko Co. Ltd.	11,588
700		Yokohama Rubber Co. Ltd./The	13,283
		TOTAL	350,413
		Netherlands—7.6%
32	[1]	Argenx SE	11,648
80		ASML Holding N.V.	49,143
170		Heineken N.V.	17,340
3,010		ING Groep N.V.	42,181
		TOTAL	120,312
		Norway—4.4%
563		Aker BP ASA	15,057
1,895		Elkem ASA	7,132
2,739		Norsk Hydro ASA	19,914
2,822		Storebrand ASA	23,358
1,388		Var Energi ASA	3,925
		TOTAL	69,386
		Singapore—1.5%
4,200		City Developments Ltd.	24,001
		Spain—1.1%
926		Iberdrola SA	10,626
368		Red Electrica Corporacion SA	6,109
		TOTAL	16,735
		Sweden—5.7%
1,300		Epiroc AB	25,004
200		Essity Aktiebolag	5,401
1,695		Husqvarna AB, Class B	15,007

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Sweden—continued
908	Svenska Cellulosa AB SCA, Class B	$12,669
1,584	Volvo AB, Class B	31,722
	TOTAL	89,803
	Switzerland—6.7%
43	Lonza Group AG	25,519
386	Nestle S.A.	43,451
78	Zurich Insurance Group AG	36,968
	TOTAL	105,938
	United Kingdom—7.4%
270	AstraZeneca PLC	35,272
5,499	M&G PLC	14,150
1,708	Smith & Nephew PLC	24,305
3,736	Tate & Lyle PLC	36,044
6,281	Vodafone Group PLC	7,534
	TOTAL	117,305
	United States—1.9%
102	Roche Holding AG	29,399
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,255,879)	1,597,522
	TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $1,255,879)	1,597,522
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[2]	(14,076)
	TOTAL NET ASSETS—100%	$1,583,446
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.